Resource Real Estate Diversified Income Fund

1845 Walnut Street, 18th Floor

Philadelphia, PA 19103

November 21, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:

Resource Real Estate Diversified Income Fund

File Nos.: 333-183982, 811-22749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of Resource Real Estate Diversified Income Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 6, dated November 21, 2014, and (ii) that Post-Effective Amendment No. 6 has been filed electronically with the U.S. Securities and Exchange Commission.

Questions and comments concerning this letter may be directed to JoAnn Strasser at 614-469-3265 or Craig Foster 614-469-3280 at Thompson Hine LLP.

Sincerely,

/s/ Darshan Patel

Darshan Patel

Secretary, Resource Real Estate Diversified Income Fund